CRYPTO CURRENCY TOKENS (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
CRYPTO CURRENCY TOKENS
Schedule of crypto currency tokens acquired
	December 31,	September 30,
	2024	2024
Candela tokens	$2,250,000	$2,250,000
CLA tokens	450,000	450,000
Total crypto currency tokens	$2,700,000	$2,700,000

2024
Candela tokens	$2,250,000
CLA tokens	450,000
Total crypto currency tokens	$2,700,000